SUBSEQUENT EVENTS (Details)				1 Months Ended					12 Months Ended
	Jun. 17, 2020 shares	May 29, 2020 USD ($)	Sep. 26, 2019 USD ($) subsidiary	Mar. 31, 2021 USD ($) item $ / shares shares	Feb. 28, 2021 USD ($) item $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 subsidiary	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 22, 2021 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Sep. 26, 2019 CNY (¥)	Nov. 24, 2015 USD ($)
Number of subsidiaries disposed of | subsidiary								3
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2019 and 2020) | ¥															¥ 414,127,908
Refund claimed through civil suit							$ 13,000,000
Number of awards granted | shares					32,190,000
Cash consideration for purchase of Filecoin mining machine					$ 10,000,000
Proceeds from the issuance of convertible note									$ 514,693	¥ 3,358,369	¥ 0	¥ 0
Class A Ordinary Shares
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.01					$ 0.01
Restricted shares | Class A Ordinary Shares
Number of awards granted | shares	29,100,000
12% Convertible Senior Notes Due 2018
Repayment of convertible notes		$ 50,000,000
Principal amount																	$ 40,050,000
Interest rate (as a percent)																	12.00%
Debt Instrument, Face Amount																	$ 40,050,000
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
The9 Computer, C9I Shanghai and Shanghai Kaie
Number of subsidiaries disposed of | subsidiary			3
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Total consideration			$ 75,600,000													¥ 493,000,000
Subsequent Event
Market capitalization to be reached in 6 months						$ 100,000,000
Market capitalization to be reached in 12 months						300,000,000
Market capitalization to be reached in 24 months						500,000,000
Market capitalization to be reached in 36 months						$ 1,000,000,000
Subsequent Event | Convertible notes issued to Streeterville, one
Period for exercising the right to convert					6 months
Debt Instrument, Term					1 year
Number of days in a year considered for interest rate determination					360
Debt Conversion, Period To Exercise Conversion Right					6 months
Threshold amount for redemption per calendar month					$ 840,000
Redemption premium percentage					10.00%
Prepayment premium percentage					15.00%
Subsequent Event | Convertible notes issued to Streeterville, two
Principal amount				$ 20,000,000
Interest rate (as a percent)				6.00%
Period for exercising the right to convert				6 months
Debt Instrument, Term				1 year
Debt Instrument, Face Amount				$ 20,000,000
Proceeds from the issuance of convertible note				$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Number of days in a year considered for interest rate determination | item				360
Debt Conversion, Period To Exercise Conversion Right				6 months
Initial conversion price as percent of trading prices				90.00%
Number of trading days considered for determination of initial conversion price | item				(5)
Period after the Start date that the lender has right to redeem the convertible note				6 months
Threshold amount for redemption per calendar month				$ 3,360,000
Redemption premium percentage				10.00%
Prepayment premium percentage				15.00%
Subsequent Event | Class A Ordinary Shares
Number of shares issued | shares						8,108,100
Aggregate price per share | $ / shares						$ 0.1233
Number of warrants issued | shares						207,891,840
Number of shares agreed to issue | shares					9,231,240
Consideration receivable on issuance of shares					$ 11,500,000
Shares Issued, Price Per Share | $ / shares						$ 0.1233
Shares Agreed To Issue | shares					9,231,240
Subsequent Event | Class A Ordinary Shares | Convertible notes issued to Streeterville, one
Ordinary shares | shares					10,000,000
Aggregate consideration					$ 5,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Share Price | $ / shares					$ 0.0001
Subsequent Event | ADS
Authorized shares to shell | shares					100,000,000
Period to sell authorized shares					36 months
Subsequent Event | ADS | Convertible notes issued to Streeterville, one
Ordinary shares | shares					50,000
Subsequent Event | Hangzhou SuanLiTechnology Co., Ltd
Equity interest acquired					70.00%
Acquisition consideration					$ 7,000,000
Subsequent Event | Hangzhou SuanLiTechnology Co., Ltd | ADS
Share price per ADS | $ / shares					$ 82.89
Subsequent Event | Restricted shares | Class A Ordinary Shares
Number of awards authorized | shares					33,090,000
Subsequent Event | Restricted shares subject to certain market capitalization conditions | Class A Ordinary Shares
Number of awards granted | shares					900,000
Market capitalization					$ 400,000,000
Subsequent Event | Restricted shares subject to certain market capitalization conditions | Vesting of next half of awards | Class A Ordinary Shares
Market capitalization					$ 500,000,000
Subsequent Event | Restricted shares units | Class A Ordinary Shares
Number of awards granted | shares					32,190,000
Subsequent Event | Cooperation agreement with Shenzhen MicroBT Electronics Technology Co., Ltd
Number of Bitcoin mining machines purchased | item					440
Number of Bitcoin mining machines that the company has right to offer to purchase | item					5,000
Period to exercise the right to offer purchase of Bitcoin mining machines					1 year
Number Of Bitcoin Mining Machines Purchased | item					440
Subsequent Event | Bitcoin mining machine purchase agreement, one
Number of bitcoin mining machine owners with whom the company has entered into purchase agreements | item					5
Total hash rate | $ / shares					$ 549
Percentage of global hash rate of Bitcoin					0.36%
Number Of Bitcoin Mining Machine Owners With Whom Purchase Agreements Were Entered | item					5
Total Hash Rate Of Bitcoin Mining Machines | $ / shares					$ 549
Subsequent Event | Bitcoin mining machine purchase agreement, one | Class A Ordinary Shares
Aggregate price per share | $ / shares					$ 0.37
Number of shares issued in exchange for Bitcoin mining machines | shares					26,838,360
Number of Bitcoin mining machines purchased					26,007
Number Of Bitcoin Mining Machines Purchased					26,007
Stock Issued During Period, Shares, Purchase of Assets | shares					26,838,360
Shares Issued, Price Per Share | $ / shares					$ 0.37
Subsequent Event | Bitcoin mining machine purchase agreement, one | ADS
Aggregate price per share | $ / shares					11.18
Shares Issued, Price Per Share | $ / shares					11.18
Subsequent Event | Bitcoin mining machine purchase agreement, two
Number of bitcoin mining machine owners with whom the company has entered into purchase agreements | item				5
Number of Bitcoin mining machines purchased | item				8,489
Total hash rate | $ / shares					251
Number Of Bitcoin Mining Machines Purchased | item				8,489
Number Of Bitcoin Mining Machine Owners With Whom Purchase Agreements Were Entered | item				5
Total Hash Rate Of Bitcoin Mining Machines | $ / shares					251
Subsequent Event | Bitcoin mining machine purchase agreement, two | Class A Ordinary Shares
Aggregate price per share | $ / shares				$ 0.78
Number of shares issued in exchange for Bitcoin mining machines | shares				3,832,830
Stock Issued During Period, Shares, Purchase of Assets | shares				3,832,830
Shares Issued, Price Per Share | $ / shares				$ 0.78
Subsequent Event | Bitcoin mining machine purchase agreement, two | ADS
Aggregate price per share | $ / shares				23.35
Shares Issued, Price Per Share | $ / shares				$ 23.35
Subsequent Event | Legally-binding memoranda of understanding
Number of legally-binding memoranda of understanding signed | item				3
Number of bitcoin mining machine owners with whom the company has entered into legally-binding memoranda of understanding | item				3
Period for determination of price adjustments on number of shares to be issued				6 months
Subsequent Event | Legally-binding memoranda of understanding | Class A Ordinary Shares
Number of shares agreed to issue | shares				5,883,750
Shares Agreed To Issue | shares				5,883,750
Share Price | $ / shares				$ 1.30
Subsequent Event | Legally-binding memoranda of understanding | ADS
Number of shares agreed to issue | shares				196,125
Shares Agreed To Issue | shares				196,125
Share Price | $ / shares				$ 38.51
Subsequent Event | Antminer S19j Bitcoin mining machines purchase agreement, one
Number of Bitcoin mining machines agreed to purchase | item				24,000
Total consideration payable in installments				$ 82,800,000
First installment payment													$ 16,600,000
Subsequent Event | Convertible notes issued to Iliad
Initial conversion price (in dollars per ADS) | $ / shares					$ 14.00
Subsequent Event | Convertible notes issued to Iliad | Convertible notes issued to Streeterville, one
Principal amount					$ 5,000,000
Initial conversion price (in dollars per ADS) | $ / shares					$ 14
Interest rate (as a percent)					6.00%
Debt Instrument, Face Amount					$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%